UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     519866


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holdings NV        COMMON              000937102     2070    39435     X    SOLE                    39435
ABN Amro Holdings NV        COMMON              000937102     3906    74332     X    SOLE                    74332
Albemarle Corp Dec 35 Put   OPTION              012653951       10      172     X    SOLE                      172
Alcan Inc                   COMMON              013716105    65270   652182     X    SOLE                   652182
Alcan Oct 90 Call           OPTION              013716105       73       70     X    SOLE                       70
Alcoa Jan 35 Call           OPTION              013817901     1092     1850     X    SOLE                     1850
Alcoa Jan 37.5 Call         OPTION              013817901      454     1032     X    SOLE                     1032
Aldabra 2 Acquisition Corp  COMMON              01408A103     1726   187847     X    SOLE                   187847
Aldabra 2 Acquisition Corp  WARRANT             01408A111      310   206363     X    SOLE                   206363
Alliance Data Systems Corp  COMMON              018581108     6740    87031     X    SOLE                    87031
Allied Defense Group Inc    COMMON              019118108       52     6825     X    SOLE                     6825
Alltel Corp                 COMMON              020039103      982    14099     X    SOLE                    14099
Alltel Jan 65 call          OPTION              020039903        4        7     X    SOLE                        7
Annaly Capital Management   COMMON              035710409     1992   125062     X    SOLE                   125062
Archstone-Smith Trust       COMMON              039583109    17770   295485     X    SOLE                   295485
BCE Inc.                    COMMON              05534B760    28815   725582     X    SOLE                   725582
Ceridian Corp               COMMON              156779100     6367   183274     X    SOLE                   183274
Churchill Ventures Ltd      WARRANT             17157P117      174   232355     X    SOLE                   232355
Churchuill Ventures LTD     COMMON              17157P109     1546   201795     X    SOLE                   201795
Citigroup Oct 45 Put        OPTION              172967951       36      717     X    SOLE                      717
Clear Channel CommunicationsCOMMON              184502102    37198   993524     X    SOLE                   993524
Clear Channel Jan 35        OPTION              184502902      345      986     X    SOLE                      986
Comcast Corp - Class A      COMMON              20030N101     4569   188956     X    SOLE                   188956
Courtside Acquisition Corp  WARRANT             22274N110      333   980826     X    SOLE                   980826
Dade Behring Holdings Inc   COMMON              23342J206     5133    67235     X    SOLE                    67235
Dobson Communications Corp  COMMON              256069105     6941   542711     X    SOLE                   542711
Dow Jones & Co Inc.         COMMON              260561105    14020   234835     X    SOLE                   234835
Edwards AG Inc              COMMON              281760108     5591    66758     X    SOLE                    66758
EMC Corp                    COMMON              268648102      915    44002     X    SOLE                    44002
Endesa S A                  COMMON              29258N107     8596   150753     X    SOLE                   150753
Freedom Acquisition HoldingsWARRANT             35645F111      574   188109     X    SOLE                   188109
General Finance Corp        COMMON              369822101     1678   209694     X    SOLE                   209694
General Finance Corp WarrantWARRANT             369822119      437   198692     X    SOLE                   198692
Grubb & Ellis Realty        WARRANT             400096111      111   397294     X    SOLE                   397294
Harrah's Entertainment Inc  COMMON              413619107    76732   882687     X    SOLE                   882687
Harrah's Entertainment Inc  OPTION              413619957        0        6     X    SOLE                        6
Harrah's Entertainment Inc  OPTION              413619907     4778     5492     X    SOLE                     5492
Harrah's Entertainment Inc  OPTION              413619907       12       29     X    SOLE                       29
Hilton Hotels Corp.         COMMON              432848109    54682  1176215     X    SOLE                  1176215
Huntsman Corp               COMMON              447011107    25932   978954     X    SOLE                   978954
International Securities    COMMON              46031W204     4962    74652     X    SOLE                    74652
Kraft Dec 30 Call           OPTION              50075N904      460      902     X    SOLE                      902
Kraft Dec 32.5 Call         OPTION              50075N904      531     1799     X    SOLE                     1799
Kraft Foods Inc             COMMON              50075N104     3113    90206     X    SOLE                    90206
Lehman Brothers Jan 50      OPTION              524908950        8       63     X    SOLE                       63
Lehman Brothers Oct 50      OPTION              524908950        4      291     X    SOLE                      291
Lehman Brothers Oct 55      OPTION              524908950       10      336     X    SOLE                      336
Lyondell Chemical Company   COMMON              552078107    25919   559212     X    SOLE                   559212
MBIA Inc Jan 50 Put         OPTION              55262C950       64      298     X    SOLE                      298
MBIA Inc Nov 50 Put         OPTION              55262C950       30      373     X    SOLE                      373
Northwestern Corp.          COMMON              668074305      865    31830     X    SOLE                    31830
Osage Bancshares Inc        COMMON              68764U106       27     3051     X    SOLE                     3051
Ram Energy Resources Inc    WARRANT             75130P117      172   307945     X    SOLE                   307945
Rare Hospitality INTL       COMMON              753820109     6511   170854     X    SOLE                   170854
Resource Capital Corp       COMMON              76120W302      936    83107     X    SOLE                    83107
Resource Capital Corp       COMMON              76120W302      252    22350     X    SOLE                    22350
Resource Capital Corp       COMMON              76120W302     1267   112563     X    SOLE                   112563
Southern Union Co           COMMON              844030106     1996    64151     X    SOLE                    64151
Spectra Energy Partners LP  COMMON              84756N109      319    12151     X    SOLE                    12151
Sterlite Industries India   COMMON              859737207     5997   324159     X    SOLE                   324159
Targa Resources Partners LP COMMON              87611X105      180     6204     X    SOLE                     6204
Transforma Acquisition GroupCOMMON              89366E100     1307   172826     X    SOLE                   172826
Transforma Aquisition Group WARRANT             89366E118      208   205803     X    SOLE                   205803
TXU Corp                    COMMON              873168108    70509  1029779     X    SOLE                  1029779
Union Street Acquisition    COMMON              908536105      900   117934     X    SOLE                   117934
Union Street Acquisition    WARRANT             908536113       96   137366     X    SOLE                   137366
United Financial Bancorp IncCOMMON              91030R103       17     1369     X    SOLE                     1369
Williams Partners LP        COMMON              96950F104      459    11101     X    SOLE                    11101
Winthrop Realty Trust       COMMON              976391102      208    30890     X    SOLE                    30890
WR Grace & Co.              COMMON              38388F108     4573   170268     X    SOLE                   170268